TAXATION - Components Of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Components of enterprise income tax expenses
Current income tax expense			¥ 654,380	¥ 299,533
Deferred income tax	¥ (149,611)	$ (21,394)	(126,873)	(95,772)
Income tax expense	431,741	61,738	527,507	203,761
Income taxes paid	(630,243)	$ (90,124)	¥ (644,267)	¥ (206,970)
PRC
Components of enterprise income tax expenses
Current income tax expense	560,956
Deferred income tax	(52,791)
Income taxes paid	604,100
Others
Components of enterprise income tax expenses
Current income tax expense	20,396
Deferred income tax	(96,820)
Income taxes paid	¥ 26,100